Analysis of performance by segment - Performance measure (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity-type securities
Financial investments	$ 427,400	$ 404,096
US and Asia
Analysis of operating segments
Unamortised interest-related realised gains and losses related to previously sold bonds	1,725	916
US insurance operations | Non-separate account operations | Equity-type securities
Equity-type securities
Financial investments	$ 2,128	$ 1,481
US insurance operations | Non-separate account operations | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	4.80%	5.50%	6.70%
US insurance operations | Non-separate account operations | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	5.80%	6.70%	7.20%
US insurance operations | Non-separate account operations | Other equity-type securities such as investments in limited partnerships and private equity funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	6.80%	7.50%	8.70%
US insurance operations | Non-separate account operations | Other equity-type securities such as investments in limited partnerships and private equity funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	7.80%	8.70%	9.20%
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities
Equity-type securities
Financial investments	$ 4,954	$ 3,473
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	5.10%	5.00%	5.30%
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	16.90%	17.60%	17.60%